Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

Class A, Class B, Class C and Administrator Class

Supplement dated August 12, 2009, to the Prospectus dated February 1, 2009, as previously supplemented on March 26, 2009, May 19, 2009, June 23, 2009 and June 26, 2009.

Institutional Class and Investor Class

Supplement dated August 12, 2009, to the Prospectus dated February 1, 2009, as previously supplemented on May 19, 2009.

This supplement contains important information about the Fund referenced above.

On or about December 31, 2009, in connection with his anticipated retirement, James R. Norris of Cooke & Bieler, L.P. (“C&B”) will no longer serve as a Portfolio Manager for the Fund. Upon the effective time of this change, all references to Mr. Norris are deleted. Mr. Norris will continue his portfolio management responsibilities until his withdrawal as a Portfolio Manager of the Fund. In addition to Mr. Norris, the C&B team consists of seven other investment professionals, including Mr. Steve Lyons, CFA, a portfolio manager newly identified below.

Effective immediately, Steve Lyons, CFA, a principal and analyst of C&B, is newly identified as a Portfolio Manager for the Fund. Mr. Lyons’s biographical description is included among the Portfolio Manager biographies listed for C&B, as follows:

Mr. Lyons is responsible for managing the C&B Large Cap Value Fund, which he has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr. Lyons worked in the investment services industry specializing in private equity and business valuation. Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.

EGIV089/P906SP2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

Supplement dated August 12, 2009, to the Statement of Additional Information dated February 1, 2009, as previously supplemented on March 1, 2009, March 26, 2009, March 31, 2009, April 17, 2009,

June 19, 2009, June 23, 2009, and June 26, 2009.

This supplement contains important information about the Fund referenced above.

On or about December 31, 2009, in connection with his anticipated retirement, James R. Norris of Cooke & Bieler, L.P. (“C&B”) will no longer serve as a Portfolio Manager for the Fund. Upon the effective time of this change, all references to Mr. Norris are deleted. Mr. Norris will continue his portfolio management responsibilities until his withdrawal as a Portfolio Manager of the Fund. In addition to Mr. Norris, the C&B team consists of seven other investment professionals, including Mr. Steve Lyons, CFA, a portfolio manager newly identified below.

Effective immediately, Steve Lyons, CFA, a principal and analyst of C&B, is newly identified as a Portfolio Manager for the Fund. The section “Portfolio Managers” beginning on page 29 of the Statement of Additional Information is amended to add the following information, current as of the fiscal year end of the Fund

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Cooke & Bieler
Kermit S. Eck, CFA	4	$537.34 M	1	$13.44M	195	$3.78B
Daren C. Heitman, CFA	4	$537.34 M	1	$13.44M	195	$3.78B
Steve Lyons, CFA*	2	$77.79 M	1	$11.58 M	188	$2.99 B
Michael M. Meyer, CFA	4	$537.34 M	1	$13.44M	195	$3.78B
James R. Norris	4	$537.34 M	1	$13.44M	195	$3.78B
Edward W. O’Connor, CFA	4	$537.34 M	1	$13.44M	195	$3.78B
R. James O’Neil, CFA	4	$537.34 M	1	$13.44M	195	$3.78B
Mehul Trivedi, CFA	4	$537.34 M	1	$13.44M	195	$3.78B

*Information current as of June 30, 2009.

The following table indicates the number and total assets managed by Mr. Lyons of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Cooke & Bieler
Steve Lyons, CFA*	0	$0	0	$0	2	$106.73B

*Information current as of June 30, 2009.

Compensation. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. The majority of the team receives a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the S&P 500 and Russell 1000 Value Indices for the Large Cap Value Strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation.  Partners of C&B receive a return proportionate to their investment based upon the firm’s overall success.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Class A, Class B, Class C, Administrator Class and Institutional Class

Supplement dated August 12, 2009, to the Prospectus dated March 1, 2009, as previously supplemented on March 26, 2009.

Investor Class

Supplement dated August 12, 2009, to the Prospectus dated March 1, 2009, as previously supplemented on March 3, 2009 and March 26, 2009.

This supplement contains important information about the Fund referenced above.

On or about December 31, 2009, in connection with his anticipated retirement, James R. Norris of Cooke & Bieler, L.P. (“C&B”) will no longer serve as a Portfolio Manager for the Fund. Upon the effective time of this change, all references to Mr. Norris are deleted. Mr. Norris will continue his portfolio management responsibilities until his withdrawal as a Portfolio Manager of the Fund. In addition to Mr. Norris, the C&B team consists of seven other investment professionals, including Mr. Steve Lyons, CFA, a portfolio manager newly identified below.

Effective immediately, Steve Lyons, CFA, a principal and analyst of C&B, is newly identified as a Portfolio Manager for the Fund. Mr. Lyons’s biographical description is included among the Portfolio Manager biographies listed for C&B, as follows:

Mr. Lyons is responsible for managing the C&B Mid Cap Value Fund, which he has managed since 2009. Mr. Lyons currently serves as a Principal Analyst and Portfolio Manager. He has been with Cooke & Bieler since 2006. Prior to business school, Mr. Lyons worked in the investment services industry specializing in private equity and business valuation. Education: B.S. Finance, Arizona State University; M.B.A., University of Chicago.

SCIT089/P204SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Supplement dated August 12, 2009, to the Statement of Additional Information dated March 1, 2009, as previously supplemented on March 26, 2009, March 31, 2009, April 17, 2009, and June 19, 2009.

This supplement contains important information about the Fund referenced above.

On or about December 31, 2009, in connection with his anticipated retirement, James R. Norris of Cooke & Bieler, L.P. (“C&B”) will no longer serve as a Portfolio Manager for the Fund. Upon the effective time of this change, all references to Mr. Norris are deleted. Mr. Norris will continue his portfolio management responsibilities until his withdrawal as a Portfolio Manager of the Fund. In addition to Mr. Norris, the C&B team consists of seven other investment professionals, including Mr. Steve Lyons, CFA, a portfolio manager newly identified below.

Effective immediately, Steve Lyons, CFA, a principal and analyst of C&B, is newly identified as a Portfolio Manager for the Fund. The section “Portfolio Managers” beginning on page 24 of the Statement of Additional Information is amended to add the following information, current as of June 30, 2009:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Cooke & Bieler
Steve Lyons, CFA	2	$77.79M	1	$11.58M	188	$2.99B

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Cooke & Bieler
Steve Lyons, CFA	0	$0	0	$0	2	$106.73M

Compensation. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. The majority of the team receives a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the Russell Midcap Value Index for the Mid Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation.  Partners of C&B receive a return proportionate to their investment based upon the firm’s overall success.